CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Restricted cash-current	¥ 656,010	$ 93,808	¥ 545,795
Allowance for doubtful debt of the Consolidated VIEs without recourse to the primary beneficiaries	267,682		189,501
Accounts and notes receivable of the Consolidated VIEs without recourse to the primary beneficiaries	2,222,106	317,757	1,655,984
Restricted cash-non-current	22,104	3,161	42,842
Property and equipment, net	22,775,579	3,256,864	17,216,635
Operating lease right-of-use assets, net	4,871,341	696,592	4,618,212
Deferred tax assets, net	251,572	35,974	306,623
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	957,062		615,015
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	357,995	51,193	208,299
Current portion of operating lease liabilities	962,275	137,603	899,818
Accounts and notes payable	741,878	106,087	709,260
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	415,889	59,471	355,679
Income taxes payable	154,343	22,071	69,569
Advances from customers	933,920	133,549	1,378,806
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	138,671	19,830	87,830
Current portion of deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	51,062	7,302	6,727
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	5,459,465	780,693	3,618,237
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	11,579,664	1,655,870	7,767,390
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,643,713	235,048	1,532,309
Non-current portion of operating lease liabilities	4,001,047	572,142	3,779,293
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	118,734	16,979	107,850
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	840,387	120,174	734,404
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	260,268	$ 37,218	273,824
Variable Interest Entity, Primary Beneficiary
Restricted cash-current	629,377		514,991
Restricted cash-non-current	123		18,000
Property and equipment, net	12,736,740		7,150,464
Operating lease right-of-use assets, net	4,817,080		4,561,722
Deferred tax assets, net	173,541		221,722
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,086,997		589,000
Current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,657,840		1,093,160
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	229,691		94,162
Current portion of operating lease liabilities	941,603		881,025
Accounts and notes payable	610,988		574,642
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	415,889		355,679
Income taxes payable	136,043		68,458
Advances from customers	933,920		1,378,806
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	124,401		80,435
Current portion of deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	24,929		6,727
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	3,060,317		1,274,258
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,846,171		3,285,482
Non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	923,083		705,013
Non-current portion of operating lease liabilities	3,963,305		3,737,819
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	118,734		107,850
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	106,232		118,374
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	¥ 82,493		¥ 38,654
Common Class A
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	2,698,935,000	2,698,935,000	2,698,935,000
Ordinary shares, shares issued (in shares) | shares	1,609,260,305	1,609,260,305	1,611,141,743
Ordinary shares, shares outstanding (in shares) | shares	1,609,260,305	1,609,260,305	1,611,141,743
Common Class B
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		0.00001
Ordinary shares, shares authorized (in shares) | shares	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares) | shares	30,721,723	30,721,723	30,721,723
Ordinary shares, shares outstanding (in shares) | shares	30,721,723	30,721,723	30,721,723
Common Class C
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares issued (in shares) | shares	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares) | shares	60,000	60,000	60,000